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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02611

Invesco Exchange Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor      1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	06/30/15

Item 1. Report to Stockholders.

Semiannual Report	June 30, 2015

Invesco Exchange Fund
Nasdaq: ACEHX

2	Fund Performance

3	Schedule of Investments

4	Financial Statements

6	Notes to Financial Statements

9	Financial Highlights

10	Fund Expenses

11	Proxy Results

12	Approval of Investment Advisory and Sub-Advisory Contracts

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV)

Invesco Exchange Fund	-1.12%
S&P 500 Index▼ (Broad Market/Style-Specific Index)	1.23

Source(s): ▼FactSet Research Systems Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell units.

    The above presentation, in accordance with requirements of the Securities and Exchange Commission, assumes the reinvestment of dividends. However, the Fund does not offer its units and does not provide the option of reinvesting dividends in units of the Fund; therefore, dividends may not be reinvested in the Fund.

    The total annual Fund operating expense ratio for the period ended June 30, 2015, is 0.56%.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns

As of 6/30/15

Invesco Exchange Fund
Inception (12/16/76)	10.87%
10 Years	7.34
5 Years	13.14
1 Year	-7.34

2 Invesco Exchange Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.78%
Aerospace & Defense–1.85%
Honeywell International Inc.	12,478	$1,272,382

Construction & Engineering–1.97%
Fluor Corp.	25,559	1,354,882

Diversified Banks–0.75%
HSBC Holdings PLC–ADR (United Kingdom)	11,471	514,015

Forest Products–0.64%
Louisiana-Pacific Corp.(b)	25,866	440,498

Health Care Distributors–0.23%
Cardinal Health, Inc.	1,860	155,589

Health Care Equipment–1.02%
Baxter International Inc.	9,960	696,503

Health Care Services–1.27%
Express Scripts Holding Co.(b)	9,802	871,790

Industrial Gases–9.74%
Air Products and Chemicals, Inc.	48,830	6,681,409

Industrial Machinery–1.43%
SPX Corp.	13,594	984,070

Integrated Oil & Gas–7.88%
BP PLC–ADR (United Kingdom)	33,740	1,348,250
Exxon Mobil Corp.	48,719	4,053,421
		5,401,671

IT Consulting & Other Services–3.55%
International Business Machines Corp.	14,956	2,432,743

Multi-Line Insurance–0.19%
American International Group, Inc.	2,076	128,338

	Shares	Value
Oil & Gas Drilling–0.05%
Transocean Ltd.	2,169	$34,964

Oil & Gas Equipment & Services–10.11%
Baker Hughes Inc.	25,531	1,575,262
Halliburton Co.	60,397	2,601,299
Schlumberger Ltd.	32,031	2,760,752
		6,937,313

Oil & Gas Exploration & Production–7.24%
Apache Corp.	26,241	1,512,269
Hess Corp.	51,692	3,457,161
		4,969,430

Packaged Foods & Meats–9.70%
McCormick & Co., Inc.	82,160	6,650,852

Pharmaceuticals–23.28%
Johnson & Johnson	53,320	5,196,567
Merck & Co., Inc.	101,062	5,753,460
Pfizer Inc.	149,619	5,016,725
		15,966,752

Semiconductors–8.48%
Intel Corp.	191,127	5,813,128

Specialized REIT’s–1.51%
Plum Creek Timber Co., Inc.	25,500	1,034,535

Specialty Chemicals–7.89%
International Flavors & Fragrances Inc.	49,513	5,411,276
TOTAL INVESTMENTS–98.78% (Cost $5,390,465)		67,752,140
OTHER ASSETS LESS LIABILITIES–1.22%		835,010
NET ASSETS–100.00%		$68,587,150

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Health Care	25.8%
Energy	25.3
Materials	18.3
Information Technology	12.0
Consumer Staples	9.7
Industrials	5.3
Financials	2.4
Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                         Invesco Exchange Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $5,390,465)	$67,752,140
Cash	760,398
Dividends receivable	146,416
Other assets	764
Total assets	68,659,718

Liabilities:
Accrued fees to affiliates	1,219
Accrued trustees’ and officers’ fees and benefits	4,141
Accrued other operating expenses	67,208
Total liabilities	72,568
Net assets applicable to units outstanding	$68,587,150

Net assets consist of:
117,816 units of limited partnership interest	$67,287,277
2,106 units of non-managing general partnership units	1,202,782
170 units of managing general partnership interest	97,091
Net assets	$68,587,150
Net asset value per unit ($68,587,150 divided by 120,092 units of partnership interest outstanding)	$571.12

Components of net assets:
Net paid in capital on units of beneficial interest	$6,225,475
Net unrealized appreciation on investments	62,361,675
Total net assets	$68,587,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Exchange Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends	$836,802
Dividends from affiliated money market funds	150
Total investment income	836,952

Expenses:
Advisory fees	105,668
Administrative services fees	24,794
Custodian fees	2,035
Transfer agent fees	8,208
Managing general partners’ fees and related expenses	9,721
Professional services fees	40,184
Other	8,000
Total expenses	198,610
Less: Fees waived	(532)
Net expenses	198,078
Net investment income	638,874
Change in net unrealized appreciation (depreciation) of investment securities	(1,410,061)
Net increase (decrease) in net assets resulting from operations	$(771,187)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Exchange Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$638,874	$1,282,848
Net realized gain	—	2,927,621
Change in net unrealized appreciation (depreciation)	(1,410,061)	(219,798)
Net increase (decrease) in net assets resulting from operations	(771,187)	3,990,671
Distributions to shareholders from net investment income	(481,055)	(642,837)
Distributions to shareholders from net realized gains	(13,513)	(13,491)
Partnership unit transactions — net	(241,507)	(3,390,669)
Net increase (decrease) in net assets	(1,507,262)	(56,326)

Net assets:
Beginning of period	70,094,412	70,150,738
End of period	$68,587,150	$70,094,412

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Exchange Fund, (the “Fund”), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The Fund’s principal investment objective is long-term growth of capital, while the production of current income is an important secondary objective.

The Fund has three different types of partners: Managing General Partners, Non-Managing General Partners and Limited Partners. Except as otherwise specifically provided in the Certificate and Agreement of Limited Partnership (the “Agreement”), Managing General Partners have complete and exclusive control over the management, conduct and operations of the Fund’s business. Generally, Non-Managing General Partners will take no part in the management, conduct and operations of the Fund. Limited Partners have no right to and will take no part in the control of the Fund’s business. Limited Partners may exercise voting rights as provided pursuant to the terms of the Agreement.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to

6                         Invesco Exchange Fund

indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income to partners are paid quarterly and recorded on ex-dividend date. Distributions from realized capital gains, if any, are made annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund has met the qualification to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

7                         Invesco Exchange Fund

G.	Indemnifications — Under the Fund’s organizational documents, each General Partner of the Fund (including officers, and/or directors of a corporate General Partner) is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an annual fee of 0.30% based on the average daily net assets of the Fund.

Under the terms of master intergroup sub-advisory contracts between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $532.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

A Managing General Partner of the Fund is an officer of Invesco and/or IIS.

At June 30, 2015, the Adviser and Van Kampen Exchange Corp. (an affiliate of the Adviser), as non-managing general partner of the Fund, owned 234 and 1,872 units of partnership interest, respectively.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Partnership Unit Transactions

Partners of the Fund may redeem units any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund’s valuation may determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

8                         Invesco Exchange Fund

NOTE 6—Investment Securities

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$64,702,713
Aggregate unrealized (depreciation) of investment securities	(22,595)
Net unrealized appreciation of investment securities	$64,680,118

Cost of investments for tax purposes is $3,072,022.

NOTE 7—Unit Information

	Summary of Unit Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Units	Amount	Units	Amount
Issued as reinvestment of dividends	—	$—	79	$50,000
Reacquired	(407)	(241,507)	(5,764)	(3,440,669)
Net increase (decrease) in unit activity	(407)	$(241,507)	(5,685)	$(3,390,669)

(a)	At June 30, 2015, four of the unitholders in the aggregate owned approximately 52% of the Fund. The Fund has no knowledge as to whether all or any portion of the units owned of record are also owned beneficially.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a unit of the Fund outstanding throughout the periods indicated.

	Six months ended June 30, 2015		Year ended December 31,
			2014	2013	2012	2011	2010
Net asset value, beginning of period	$581.70		$555.94	$446.07	$419.64	$456.20	$410.07
Net investment income(a)	5.31		10.43	8.96	8.39	7.89	6.95
Net gains (losses) on securities (both realized and unrealized)	(11.78)		20.69	106.83	23.04	(3.78)	55.24
Total from investment operations	(6.47)		31.12	115.79	31.43	4.11	62.19
Dividends from net investment income	(4.00)		(5.25)	(5.00)	(5.00)	(5.00)	(7.25)
Distributions from net realized gains	(0.11)		(0.11)	(0.92)	—	(35.67)	(8.81)
Total distributions	(4.11)		(5.36)	(5.92)	(5.00)	(40.67)	(16.06)
Net asset value, end of period	$571.12		$581.70	$555.94	$446.07	$419.64	$456.20
Total return(b)	(1.14)%		5.64%	26.09%	7.51%	0.84%	15.77%
Net assets, end of period (000’s omitted)	$68,587		$70,094	$70,151	$57,343	$56,827	$60,971
Portfolio turnover rate(c)	0%		0%	0%	0%	0%	0%

Ratio/supplemental data based on average net assets:
With fee waivers and/or expense reimbursements	0.56	%(d)	0.53%	0.67%	0.58%	0.52%	0.50%
Without fee waivers and/or expense reimbursements	0.56	%(d)	0.53%	0.67%	0.75%	0.65%	0.52%
Ratio of net investment income to average net assets	1.82	%(d)	1.77%	1.76%	1.90%	1.70%	1.72%

(a)	Calculated using average units outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $71,029.

NOTE 9—Subsequent Event

An annual meeting of Partners was held on August 26, 2015. At such meeting, the Partners approved an Agreement and Plan of Redomestication that provides for the reorganization of the Fund from a California limited partnership to a Delaware statutory trust. Such reorganization is to be effective on or about September 30, 2015. Proxy Results of the meeting are found later in this report.

9                         Invesco Exchange Fund

Calculating your ongoing Fund expenses

Example

As a unitholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
$1,000.00	$988.80	$2.76	$1,022.02	$2.81	0.56%

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

10                         Invesco Exchange Fund

Proxy Results

An Annual Meeting (“Meeting”) of Partners of Invesco Exchange Fund (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purposes:

(1)	To elect thirteen Managing General Partners, each to serve until the next annual meeting of partners or until a successor is elected and qualified.

(2)	To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Fund.

(3)	To approve an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust.

(4)	To eliminate the fundamental restriction prohibiting the purchase of securities issued by any other investment company or investment trust, as reflected in the Fund’s Statement of Additional Information and Partnership Agreement.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	David C. Arch	101,264	4,147
	James T. Bunch	101,264	4,147
	Bruce L. Crockett	101,264	4,147
	Rodney F. Dammeyer	101,264	4,147
	Albert R. Dowden	101,264	4,147
	Jack M. Fields	101,264	4,147
	Martin L. Flanagan	101,264	4,147
	Dr. Prema Mathai-Davis	101,264	4,147
	Dr. Larry Soll	101,256	4,155
	Hugo F. Sonnenschein	101,264	4,147
	Raymond Stickel, Jr.	101,256	4,155
	Philip A. Taylor	101,264	4,147
	Suzanne H. Woolsey	101,264	4,147

		Votes For	Votes Withheld	Votes Abstained
(2)	To ratify the selection of PwC as the independent registered public accounting firm of the Fund	100,459	2,229	2,723
(3)	To approve an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust.	102,553	135	2,723
(4)	To eliminate the fundamental restriction prohibiting the purchase of securities issued by any other investment company or investment trust, as reflected in the Fund’s Statement of Additional Information and Partnership Agreement.	101,688	0	3,723

11                         Invesco Exchange Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Managing General Partners (the Board) of Invesco Exchange Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Managing General Partners, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Managing General Partners. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Managing General Partners also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Managing General Partners recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Managing General Partners’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Managing General Partners’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Managing General Partner may have weighed a particular piece of information or factor differently than another Managing General Partner.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Large Cap Core Funds Index. The Board noted that that Fund’s performance was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board also noted the unique investment objective and passive investment policies of the Fund and considered their impact on performance in the current market environment. In light of these

12                         Invesco Exchange Fund

considerations, the Board concluded that the Fund’s performance was consistent with its unique, passive investment program under applicable market conditions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

13                         Invesco Exchange Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-02611                        VK-EXCH-SAR-1        Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Exchange Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.